Schedule of Computation of Diluted Weighted Average Shares of Common Stock Outstanding (Details) - Gravitics Inc [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	17,664,835	11,887,048	12,269,949	12,548,844
Redeemable Convertible Preferred Stock [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	10,118,115	4,185,420	4,185,420	4,185,420
Convertible Promissory Notes [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares		928,628	1,077,168	904,786
SAFE [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares		1,058,337	1,518,594	1,005,335
Common Stock Warrants [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares			2,500,650	1,604,681
Secured Promissory Note Warrants [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares		1,505,609
Service Provider Warrants [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	4,794,604
Placement Agent Warrants [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	36,822
Unvested Restricted Stock Awards [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	27,000	1,520,760	299,823	1,927,741
Share-Based Payment Arrangement, Option [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	2,688,294	2,688,294	2,688,294	2,920,881